Reserves	6 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Reserves
Note 14. Reserves

	For the six months ended December 31, 2021	For the year ended June 30, 2021
	US$	US$
Reserves
Fair value of investments reserve (i)	1,085,411	1,085,411
Share-based payments reserve (ii)	6,296,341	4,087,650
Foreign translation reserve (iii)	20,089,163	20,089,163

Total reserves	27,470,915	25,262,224

(i) Movement in fair value of investments reserve:
Opening balance at July 1, 2021/July 1, 2020	1,085,411	551,409
Fair value on gains on investments in financial assets	—	469,767
Exchange on translation	—	64,235

Closing balance	1,085,411	1,085,411

(ii) Movement in share-based payments reserve:
Opening balance at July 1, 2021/July 1, 2020	4,087,650	3,116,080
Share-based payments expense	2,443,221	3,897,638
Exercise of options	(234,530)	(3,271,542)
Exchange on translation	—	345,474

Closing balance	6,296,341	4,087,650

(iii) Movement in foreign translation reserve:
Opening balance at July 1, 2021/July 1, 2020	20,089,163	5,827,605
(Gains)/loss on translation	—	14,261,558

Closing balance	20,089,163	20,089,163

(i)    Fair value of investments reserve
This reserve records fair value changes on listed investments.
(ii)    Share-based
payment reserve
This reserve is used to record the value of equity benefits provided to executives and employees as part of their remuneration.
(iii)    Foreign currency translation reserve
The reserve records the value of foreign currency movements on translation of financial statements from A$ to US$.